Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
C000242613_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.28%
C000242613_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	26.37%
C000242613_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable U.S. Market Fund
C000242613_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value				$ 10,000
C000242613_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value			$ 11,866
C000242613_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 14,911	$ 14,911
C000242613_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Focus Dynamic Weighted Index
C000242613_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value				10,000
C000242613_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value			11,801
C000242613_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	14,826	$ 14,826
C000242613_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Index℠
C000242613_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value				$ 10,000
C000242613_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value			$ 11,868
C000242613_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 14,987	$ 14,987
C000242613_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.66%
C000242613_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	26.00%
C000242613_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.63%
C000242613_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	25.58%